Massachusetts Mutual Variable Annuity Separate Account 1 --
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

Part 11

Part 11 was not included with the Semiannual Report (N30-D filing) sent to the Contract Owners in August 1999. The Contract Owners did receive the accompanying Separate Account financial statements and the respective underlying Fund report that the Massachusetts Mutual Variable Annuity Separate Account 1--Variable Annuity Fund and Flex-Annuity IV (Qualified) invest in.

The following underlying Fund that was sent to the Contract Owners is incorporated by reference in this filing to the SEC as part of the Edgarization filing:

  The MML Series Investment Fund was edgarized and filed with the SEC in August, 1999 under File number 811-0224.

A Message To Our Contract Owners:

We are pleased to forward this combined Semiannual Report of the segment of Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") pertaining to Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) (the "Segment"), and the MML Series Investment Fund ("MML Trust"). These reports are for the period ended June 30, 1999.

The Semiannual Report for the Segment begins on page 3. The Segment has net assets of $404,547,824 as of June 30, 1999. Net asset values per accumulation unit for the MML Equity, MML Money Market, MML Managed Bond and MML Blend Divisions of the Segment as of June 30, 1999 are shown in detail in the table on page 3.

The Semiannual Report for the MML Trust begins on page 11. This report contains a detailed description of the financial results of four series of the MML Trust - MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund for the period ended June 30, 1999.

We appreciate the interest and confidence you have shown in Separate Account 1.

                                      MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                                      /s/ Robert J. O'Connell

                                     Robert J. O'Connell
                                      President and Chief Executive Officer

August 2, 1999

Table of Contents

Massachusetts Mutual Variable Annuity Separate Account 1-
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified )
Statement of Assets and Liabilities as of June 30, 1999	3
Statement of Operations For the Six Months Ended June 30, 1999	4
Statement of Changes in Net Assets For the Six Months Ended June 30, 1999 and 1998	5
Notes to Financial Statements	6-10

MML Series Investment Fund
To Our Shareholders	11-18
Statement of Assets and Liabilities as of June 30, 1999	19
Statement of Operations For the Six Months Ended June 30, 1999	20
Statement of Changes in Net Assets For the Six Months Ended June 30,
1999 and For the Year Ended December 31, 1998	21
Financial Highlights	22-25
Schedule of Investments as of June 30, 1999
MML Equity Fund	26-28
MML Money Market Fund	29-30
MML Managed Bond Fund	31-35
MML Blend Fund	36-44
Notes to Financial Statements	45-49

Massachusetts Mutual Variable Annuity Separate Account 1 -Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division

ASSETS
Investment in the MML Series Investment Fund
Number of shares (Note 2)	3,455,437	9,344,062	891,508	9,184,017

Identified cost (Note 3B )	$84,228,867	$9,344,062	$10,814,122	$179,486,624

Value (Note 3A )	$145,534,320	$9,344,062	$10,847,882	238,947,152
Receivable from Massachusetts Mutual
Life Insurance Company	-	158	333	-
Other assets	1,736	282	62	2,862

Total assets	145,536,056	9,344,502	10,848,277	238,950,014

LIABILITIES
Annuitant mortality fluctuation reserve (Note 3D)	16,404	1,754	1,211	15,565
Payable to Massachusetts Mutual Life Insurance Company	86,259	-	-	9,832

Total liabilities	102,663	1,754	1,211	25,397

NET ASSETS	$145,433,393	$9,342,748	$10,847,066	$ 238,924,617

Net Assets:
Accumulation units value	$144,886,619	9,284,274	$10,806,700	$238,405,792
Annuity reserves (Note 3E)	546,774	58,474	40,366	518,825

Net assets	$145,433,393	$9,342,748	$10,847,066	$238,924,617

Contractowners accumulation units (Note 8)	11,665,364	3,903,845	2,782,534	40,821,755

NET ASSET VALUE PER ACCUMULATION UNIT
Variable Annuity Fund 4 Contracts
June 30, 1999	$13.42	$2.72	$4.50	6.30
June 30, 1998	11.74	2.61	4.46	5.72
June 30, 1997	9.84	2.49	4.04	4.96
June 30, 1996	7.71	2.39	3.75	4.15
June 30, 1995	6.33	2.29	3.61	3.61

Flex-Annuity IV Contracts
June 30, 1999	$12.32	$2.32	$3.80	$5.82
June 30, 1998	10.84	2.24	3.78	5.31
June 30, 1997	9.13	2.15	3.45	4.62
June 30, 1996	7.19	2.07	3.22	3.89
June 30, 1995	5.93	2.00	3.12	3.41

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 -
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF OPERATIONS
For The Six Months Ended June 30, 1999
(Unaudited)

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division

Investment income
Dividends (Note 3B)	$ 1,147	$ 226,847	$ 169,327	$ 1,996,088

Expenses
Mortality and expense risk fees (Note 4)	842,703	58,135	67,158	1,463,705

Net investment income (loss) (Note 3C)	(841,556)	168,712	102,169	532,383

Net realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments (Notes 3B, 3C and 7)	6,718,635	-	(53,566)	8,889,369
Change in net unrealized appreciation of investments	3,495,173	-	(340,635)	(190,049)

Net gain (loss) on investments	10,213,808	-	(394,201)	8,699,320

Net increase (decrease) in net assets resulting from operations	$ 9,372,252	$ 168,712	$ (292,032)	$ 9,231,703

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 -
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Six Months Ended June 30, 1999 and 1998
(Unaudited)

	1999				1998

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(841,556)	$168,712	$102,169	$532,383	$(893,890)	$230,703	$132,713	$515,177
Net realized gain (loss) on investments	6,718,635	-	(53,566)	8,889,369	6,200,502	-	32,858	8,616,369

Change in net unrealized appreciation of investments	3,495,17 3	-	(340,635)	(190,049)	5,857,881	-	312,880	6,803,608

Net increase (decrease) in net assets
resulting from operations	9,372,252	168,712	(292,032)	9,231,703	11,164,493	230,703	478,451	15,935,154

Capital transactions: (Note 8)
Net contract payments (Note 6)	830,511	164,538	199,015	2,763,880	1,813,477	85,363	124,556	3,373,127
Withdrawal of funds	(10,448,663)	(2,283,359)	(1,007,671)	(22,373,440)	(9,594,755)	(1,187,731)	(1,147,955)	(17,502,594)
Reimbursement (payment) of accumulation unit value fluctuation	(99,227)	(616)	(842)	(10,332)	33,443	(805)	113,651	10,644

Net charge (credit) to annuitant mortality fluctuation reserve (Note 3D)	(67,239)	(14,724)	956	21,309	(11,449)	(1,246)	(139,332)	(66,042)
Annuity benefit payments	(21,777)	(3,620)	(2,232)	(30,669)	(17,435)	(4,608)	(5,816)	(24,874)
Withdrawal due to administrative
charges and contingent deferred sales charges (Note 6)	(98,306)	(8,311)	(9,704)	(225,710)	(107,712)	(9,342)	(11,902)	(251,541)
Divisional transfers	943,593	141,440	(331,438)	(753,595)	1,951,106	203,600	563,796	(2,718,502)

Net decrease in net assets
assets resulting from capital
transactions	(8,961,108)	(2,004,652)	(1,151,916)	(20,608,557)	(5,933,325)	(914,769)	(503,002)	(17,179,782)

Total increase (decrease)	411,144	(1,835,940)	(1,443,948)	(11,376,854)	5,231,168	(684,066)	(24,551)	(1,244,628)

NET ASSETS, at beginning
of the year	145,022,249	11,178,688	12,291,014	250,301,471	143,636,097	11,925,882	13,405,250	254,502,576

NET ASSETS, at end
of the period	$145,433,393	$9,342,748	$10,847,066	$238,924,617	$148,867,265	$11,241,816	$13,380,699	$253,257,948

                                                                                                                  See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 -
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

Notes To Financial Statements
(Unaudited)

1. HISTORY

Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") is a separate investment account established on April 8, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

MassMutual maintains three segments within Separate Account 1. The segments are Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified). These notes and the financial statements presented herein, with the exception of Note 9, describe and consist only of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segments (the "Segment").

2. INVESTMENT OF THE SEGMENT'S ASSETS

The Variable Annuity Fund 4 and the Flex-Annuity IV (Qualified) segments each have four divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund and the MML Blend Division invests in shares of MML Blend Fund.

MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four of the eight separate series of shares of the MML Series Investment Fund (the "MML Trust"). The MML Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940. MassMutual serves as the investment adviser to the MML Trust. David L. Babson and Company, Inc. ("Babson" ), a controlled subsidiary of MassMutual, serves as the investment sub-adviser to MML Equity Fund and the equity sector of the MML Blend Fund.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation

Investments in MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are each stated at market value which is the net asset value of each of the respective funds.

B. Accounting For Investments

Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

Notes To Financial Statements (Continued)

C. Federal Income Taxes

Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company " under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Segment's investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

D. Annuitant Mortality Fluctuation Reserve

The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segments. Net transfers from the Segments to MassMutual totaled $60,906 and $127,762 for the six months ended June 30, 1999 and 1998, respectively. The reserve is subject to a maximum of 3% of the Segment's annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of contracts except to the extent necessary to cover mortality losses under the contracts.

E. Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

F. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. CHARGES FOR MORTALITY AND EXPENSE RISKS

A. Variable Annuity Fund 4 Contracts

Currently, daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 0.730% of the value of the Variable Annuity Fund 4 Contracts. Effective on January 1 of any year after the first Contract year, the daily charge made for the assumption of mortality and expense risks will be as determined by MassMutual, but in no event will such charge be at an annual rate of more than 1.2045% of the value of the Variable Annuity Fund 4 Contracts.

B. Flex-Annuity IV (Qualified) Contracts

Daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 1.25% of the value of the Flex-Annuity IV Contracts.

Notes To Financial Statements (Continued)

5. DISTRIBUTION AGREEMENT

MML Investors Services, Inc. (" MMLISI"), a wholly-owned subsidiary of MassMutual, serves as the principal underwriter for the contracts. MMLISI is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The contracts are no longer offered for sale to the public. However, contract owners may continue to make purchase payments under existing contracts.

Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MMLISI. MMLISI also receives compensation for its activities as underwriter of the contracts.

6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES

	For The Six Months Ended June 30, 1999	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division

	Gross contract payments	$832,408	$165,010	$199,872	$2,767,962
	Less deductions for administrative and sales expenses and
	premium taxes under Variable Annuity Fund 4 Contracts	1,572	408	781	2,989
	Less deductions for premium taxes under Flex-Annuity IV Contracts	325	64	76	1,093
	Net contract payments	$830,511	$164,538	$199,015	$2,763,880
	Administrative and contingent deferred sales
	charges under Flex-Annuity IV Contracts	$98,306	$8,311	$9,704	$225,710

	For The Six Months Ended June 30, 1998	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division

	Gross contract payments	$1,817,051	$86,677	$125,710	$3,380,547
	Less deductions for administrative and sales expenses and
	premium taxes under Variable Annuity Fund 4 Contracts	1,561	1,234	1,028	3,687
	Less deductions for premium taxes under Flex-Annuity IV Contracts	2,013	80	126	3,733
	Net contract payments	$1,813,477	$85,363	$124,556	$3,373,127
	Administrative and contingent deferred sales
	charges under Flex-Annuity IV Contracts	$107,712	$9,342	$11,902	$251,541

7.	PURCHASES AND SALES OF INVESTMENTS

	For The Six Months Ended June 30, 1999	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division

	Cost of purchases	$8,565,995	$1,567,655	$692,788	$17,104,844
	Proceeds from sales	11,835,472	3,377,328	1,610,015	23,419,280

Notes To Financial Statements (Continued)

  8. NET DECREASE IN ACCUMULATION UNITS

Variable Annuity Fund 4 Contracts

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division

For The Six Months Ended June 30, 1999

Units purchased	1,399	1,695	1,903	5,497
Units withdrawn	(77,690)	(268,824)	(31,762)	(234,490)
Units transferred between divisions	2,708	(19,212)	4,517	-

Net decrease	(73,583)	(286,340)	(25,342)	(228,993)
Units, at beginning of the year	1,118,097	887,174	345,859	2,028,815

Units, at end of the period	1,044,514	600,834	320,517	1,799,822

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division

For The Six Months Ended June 30, 1998

Units purchased	1,530	5,398	2,660	7,327
Units withdrawn	(74,478)	(83,510)	(49,975)	(333,888)
Units transferred between divisions	1,178	19,722	680	(10,995)

Net decrease	(71,770)	(58,390)	(46,635)	(337,556)
Units, at beginning of the year	1,273,191	973,364	432,147	2,585,687

Units, at end of the period	1,201,421	914,974	385,512	2,248,131

Flex-Annuity IV Contracts

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division

For the Six Months Ended June 30, 1999

Units purchased	70,187	69,761	49,641	487,930
Units withdrawn	(830,598)	(683,677)	(226,447)	(3,759,566)
Units transferred between divisions	79,421	84,712	(90,886)	(136,407)
Units transferred to annuity reserves	-	-	-	(6,667)

Net decrease	(680,990)	(529,204)	(267,692)	(3,414,710)
Units, at beginning of the year	11,301,840	3,832,215	2,729,709	42,436,643

Units, at end of the period	10,620,850	3,303,011	2,462,017	39,021,933

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division

For the Six Months Ended June 30, 1998

Units purchased	167,411	32,206	30,376	626,749
Units withdrawn	(820,388)	(443,357)	(254,210)	(3,008,479)
Units transferred between divisions	178,685	70,559	152,583	(507,691)
Units transferred to annuity reserves	-	-	-	(12,124)

Net decrease	(474,292)	(340,592)	(71,251)	(2,901,545)
Units, at beginning of the year	12,873,716	4,264,075	3,129,633	48,121,541

Units, at end of the period	12,399,424	3,923,483	3,058,382	45,219,996

Notes To Financial Statements (Continued)

  9. CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

  As discussed in Note 1, the financial statements only represent activity of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segment of the Massachusetts Mutual Variable Annuity Separate Account 1. The combined net assets as of June 30, 1999 for Massachusetts Mutual Variable Annuity Separate Account 1, which includes the segments pertaining to the Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified) are as follows:

	MML Equity Division	MML Money Market Division	MML Managed Bond Division	MML Blend Division	*Oppenheimer Capital Appreciation Division	*Oppenheimer Global Securities Division	*Oppenheimer Strategic Bond Division

Total assets	$2,025,728,397	$98,463,268	$145,645,712	$2,193,578,921	$462,742,883	$283,744,443	$74,524,128
Total liabilities	303,994	2,118	4,073	211,423	113,798	51,300	742

Net assets	$2,025,424,403	$98,461,150	$145,641,639	$2,193,367,498	$462,629,085	$283,693,143	$74,523,386

Net assets consist of:
Accumulation units - value	$2,023,942,444	$98,390,528	$145,505,865	$2,190,770,269	$462,535,257	$283,650,436	$74,501,387
Annuity reserves	1,481,959	70,622	135,774	2,597,229	93,828	42,707	21,999

Net assets	$2,025,424,403	$98,461,150	$145,641,639	$2,193,367,498	$462,629,085	$283,693,143	$74,523,386

*Offered on the Flex Extra (Qualified) Contracts only.